Leases (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Right-of-use asset
Total	R$ 39,695	R$ 56,187
Properties
Right-of-use asset
Total	33,903	48,415
Vehicles
Right-of-use asset
Total	5,792	7,772
IT equipment
Right-of-use asset
Total	R$ 0	R$ 0